Members of the Supervisory Board (Tables)	12 Months Ended
Dec. 31, 2020
Members Of Supervisory Board
Schedule of Supervisory Board Compensation

Supervisory Board compensation

in EUR thousands	2020	2019	2018
Dr. Ulrich Granzer	35	30	30
Jürgen Baumann	23	23	23
John Borer	15	15	15
Reinhard Eyring	19	15	14
Hansjörg Plaggemars	-	3	15
Prof. Dr. Franca Ruhwedel	21	7	-
Kevin Weber	15	15	15
Total	128	108	112

Schedule of Position of Supervisory Board Member

The Supervisory Board members held the following other supervisory board positions and positions on comparable domestic and foreign boards during the reporting period:

Name	Company	Board	Position
Reinhard Eyring	DESTAG Deutsche Steinindustrie AG	Supervisory Board	Chair

Prof. Dr. Franca Ruhwedel	NATIONAL-BANK AG, Essen	Supervisory Board	Member
	VTG AG, Hamburg	Supervisory Board	Member